Basis of Presentation and Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2014 USD ($) segment	Dec. 31, 2013 USD ($) segment	Dec. 31, 2012 USD ($) segment
Inflation rate (as a percent)	3.00%
Lease-up period	4 months
Contingent rent recognized	$ 54,714	$ 40,777	$ 8,349
Investments in Receivables, Net
Allowance for investments in receivables	4,465	25,304
Rents Receivable, net
Allowance for doubtful accounts	$ 0	$ 1,066
Segment Information
Number of reportable segments | segment	3	2	2
Minimum
Discount rate used to estimate fair values (as a percent)	8.75%
Lease execution period	1 month
Lease term	2 years
Cancellation period	30 days
Term of real estate rights	19 years
Maximum
Discount rate used to estimate fair values (as a percent)	9.50%
Lease execution period	6 months
Lease term	20 years
Cancellation period	180 days
Term of real estate rights	99 years
Wireless Communication
Maximum time period to estimate above/below market lease value	10 years
Outdoor Advertising
Maximum time period to estimate above/below market lease value	20 years
Total sites acquired | Minimum
Discount rate used to estimate fair values (as a percent)	6.00%
Total sites acquired | Maximum
Discount rate used to estimate fair values (as a percent)	20.00%